EARNINGS PER SHARE - Summary of Company's Potentially Dilutive Securities Excluded - Performance-based Options Outstanding (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Performance-based Options Outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	534,063	534,063	0	534,063